Consolidated Statement Cash Flows (unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (2,696,358)	$ (2,420,749)	$ (2,745,020)	$ (4,988,448)	$ (367,895)
Depreciation and amortization	8,112,729	7,165,817	13,481,013	5,012,259	0
Management fees	1,123,438	0	1,170,717	0	0
Performance fees			2,215,134	200,649	0
Amortization of above and below Market Leases	114,711	146,652	(102,839)	70,028	0
Amortization of restricted stock grants	35,308	36,010	72,447	74,876	0
Amortization of deferred financing costs	158,681	100,762	211,615	50,313	50,238
Amortization of origination fees and discount	(83,466)	(394,633)	(453,172)	(416,639)	0
Capitalized interest from the real-estate loans	(380,299)	0
Realized (gain) loss on investments in real estate-related loans and securities	(980,665)	0	(144,484)	0	0
Unrealized gain on investments	(319,983)	263,067	(2,416,703)	0	0
Changes in assets and liabilities:
(Increase) decrease in lease inducements and origination costs	(81,820)	0	0	(1,657,402)	0
Decrease (increase) in other assets	(60,151)	(645,326)	(794,273)	(570,625)	0
(Increase) decrease in accounts and other receivables	(161,157)	(270,132)	(1,305,011)	(1,769,446)	0
(Decrease) increase in accounts payable, accrued expenses and other liabilities	140,322	2,412,936	(163,025)	2,937,813	102,930
(Decrease) increase in due to affiliates	(2,320,634)	1,056,900	295,771	880,053	198,181
Net cash provided by operating activities	2,600,656	7,451,304	9,322,170	(176,569)	(16,546)
Cash flows from investing activities
Acquisition of real estate	0	(41,024,719)	(105,136,975)	(233,193,194)	0
Purchase and funding of real estate-related loans and securities	(17,067,418)	(29,413,318)	(33,297,470)	(48,881,160)	0
Proceeds from sale of real estate-related loans and securities	5,039,313	0	11,771,286	0	0
Principal repayments from real estate-related loans	3,689,978	0
Building improvements	(1,023,447)	(2,095,032)	(1,980,484)	(972,450)	0
Net cash used in investing activities	(9,361,574)	(72,533,069)	(128,643,643)	(283,046,804)	0
Cash flows from financing activities:
Proceeds from mortgage loans	108,338	27,900,000	71,152,380	159,411,000	0
Proceeds from affiliate line of credit			0	106,391,162	0
Repayments of affiliate line of credit			0	(19,510,997)	0
Payment of deferred financing costs	0	(356,450)	(653,893)	(984,459)	0
Proceeds from issuance of common stock	64,138,625	49,040,510	80,159,885	68,009,105	0
Repurchases of common stock	(48,981,939)	(9,672,139)	(23,217,389)	0	0
Payment of offering costs	(1,519,218)	(822,612)	(1,498,429)	(4,839,270)	0
Distributions to non-controlling interests	(367,075)	(191,274)	(445,852)	(131,146)	0
Contributions from non-controlling interests	58,065	920,079	3,122,858	5,744,728	0
Distributions	(2,780,735)	(2,166,964)	(4,329,066)	0	0
Net cash provided by financing activities	10,656,061	64,651,150	124,290,494	314,090,123	0
Net change in cash and cash-equivalents and restricted cash	3,895,143	(430,615)	4,969,021	30,866,750	(16,546)
Cash and cash-equivalents and restricted cash, beginning of period	36,019,225	31,050,204	31,050,204	183,454	200,000
Cash and cash-equivalents and restricted cash, end of period	39,914,368	30,619,589	36,019,225	31,050,204	183,454
Cash and cash equivalents	35,892,048	26,642,097	32,740,150	30,308,600	183,454
Restricted cash	4,022,320	3,977,492	3,279,075	741,604	0
Total cash and cash equivalents and restricted cash	39,914,368	30,619,589	36,019,225	31,050,204	183,454
Supplemental disclosures:
Interest paid	2,554,956	2,503,190	4,709,835	1,819,688	0
Non-cash investing and financing activities:
Line of credit repayment through issuance of Class I Shares			0	(86,880,165)	0
Accrued distributions	828,618	620,886	768,519	339,337	0
Accrued stockholder servicing fee	123,880	75,626	96,381	35,809	0
Accrued offering costs	385,365		661,127	0	0
Distributions reinvested	2,030,872	834,170	2,214,021	0	0
Accrued management fees in due to affiliates			360,617	0	0
Management fees paid in shares	1,099,957		810,098	0	0
Accrued building improvements	44,866		980,018	0	0
Real estate related loan repayment in accounts receivable	199,596
Accrued repurchases in accounts payable		$ 247,752
Accrued repurchases in due to affiliates	9,917,806		2,637,500	0	0
Accrued Offering Costs	$ 385,365		661,127	0	0
Addition of Furniture Fixtures and Equipment in Lieu of Rent			$ 420,533	$ 0	$ 0